Share Capital and Preference Shares	12 Months Ended
Dec. 31, 2022
Share Capital and Preference Shares
Share Capital and Preference Shares

11. Share Capital and Preference Shares

GasLog’s authorized share capital consists of 500,000,000 shares with a par value $0.01 per share.

On February 13, 2020 and February 14, 2020, GasLog repurchased 323,919 common shares at a weighted average price of $6.1443 per share for a total amount of $2,000 under its share repurchase programme.

On June 29, 2020, GasLog issued 14,400,000 common shares at a price of $2.50 per share for total gross proceeds of $36,000 through a private placement of unregistered common shares.

As of December 31, 2022, the share capital consisted of 95,389,062 issued and outstanding common shares, par value $0.01 per share and 4,600,000 Preference Shares issued and outstanding (December 31, 2021: 95,389,062 issued and outstanding common shares, par value $0.01 per share and 4,600,000 Preference Shares issued and outstanding, December 31, 2020: 95,176,443 issued and outstanding common shares, par value $0.01 per share, 216,683 treasury shares issued and held by GasLog and 4,600,000 Preference Shares issued and outstanding). The movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares are reported in the following table:

	Number of Shares			Amounts
		Number of	Number of
	Number of	treasury	preference	Share	Preference	Contributed	Treasury
	common shares	shares	shares	capital	shares	surplus	shares
Outstanding as of January 1, 2020	80,871,670	121,456	4,600,000	810	46	760,671	(2,159)
Purchase of treasury shares	(323,919)	323,919	—	—	—	—	(2,000)
Proceeds from private placement, net of offering costs	14,400,000	—	—	144	—	34,849	—
Treasury shares distributed for awards vested or exercised in the year	228,692	(228,692)	—	—	—	—	2,819
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(35,698)	—
Outstanding as of December 31, 2020	95,176,443	216,683	4,600,000	954	46	759,822	(1,340)
Treasury shares distributed for awards vested or exercised in the year	212,619	(212,619)	—	—	—	—	1,314
Treasury shares cancelled	—	(4,064)	—	—	—	—	26
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(67,286)	—
Outstanding as of December 31, 2021	95,389,062	—	4,600,000	954	46	692,536	—
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(33,648)	—
Outstanding as of December 31, 2022	95,389,062	—	4,600,000	954	46	658,888	—

The treasury shares acquired by GasLog in 2014, 2018, 2019 and 2020 in relation to the settlement of share-based compensation awards (Note 22) were cancelled in 2021.